Employee benefit plans - Investments Policies and Strategies (Details) - Pension plans	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	100.00%	100.00%
Target allocation	100.00%	100.00%
Debt securities (including debt mutual funds)
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	34.00%	40.00%
Target allocation	48.00%	46.00%
Equity securities (including equity mutual funds)
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	52.00%	60.00%
Target allocation	47.00%	49.00%
Other
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	14.00%	0.00%
Target allocation	5.00%	5.00%